Fair Value Measurements (Details) - Schedule of Estimated Fair Value of Convertible Promissory Notes Significant Input - Convertible Promissory Notes [Member]	Dec. 31, 2022
Stock Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Estimated fair value input	10.02
Strike price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Estimated fair value input	11.5
Expiration date of warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Estimated fair value input	September 17, 2023
Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Estimated fair value input	7
Risk-free rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Estimated fair value input	4.69
Dividend yield [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Estimated fair value input	0